COVER PAGE	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	SALARIUS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2834
Entity Tax Identification Number	46-5087339
Entity Address, Address Line One	2450 Holcombe Blvd.
Entity Address, Address Line Two	Suite X
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77021
City Area Code	713
Local Phone Number	913-5608
Contact Personnel Name	David J. Arthur
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001615219